SUBSEQUENT EVENTS	12 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Note 8. SUBSEQUENT EVENTS

The Company has committed to issue 50,000 common shares to its corporate attorney for services to be rendered.

The Company has analyzed its operations subsequent to November 30, 2011 through the date these financial statements were submitted to the Securities and Exchange Commission and has determined that it does not have any other material subsequent events to disclose in these financial statements.